Fair value of financial instruments - Assets and liabilities held at fair value (Details) - GBP (£) £ in Millions		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		£ 113,760		£ 80,240	£ 77,348
Financial assets designated at fair value		116,281		78,608	76,830
Derivative financial assets		237,669		346,626	327,709
Non current assets classified as held for sale		1,193	[1]	71,454	7,364
Trading portfolio liabilities		37,351		34,687	33,967
Financial liabilities designated at fair value		173,718		96,031	91,745
Derivative financial liabilities		238,345		340,487	324,252
Liabilities included in disposal groups classified as held for sale		0	[1]	65,292	£ 5,997
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		113,760		80,240
Financial assets designated at fair value		116,281		78,608
Derivative financial assets		237,669		346,626
Available for sale investments		53,807		58,141
Investment property		116		81
Non current assets classified as held for sale	[2]	29		21,274
Total assets		521,662		584,970
Trading portfolio liabilities		37,351		34,687
Financial liabilities designated at fair value		173,718		96,031
Derivative financial liabilities		238,345		340,487
Liabilities included in disposal groups classified as held for sale	[2]	0		11,822
Total liabilities		449,414		483,027
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total assets		94,899		78,814
Total liabilities		24,536		25,723
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		63,925		41,550
Financial assets designated at fair value		4,347		4,031
Derivative financial assets		3,786		5,261
Available for sale investments		22,841		21,218
Investment property		0		0
Non current assets classified as held for sale	[2]	0		6,754
Total assets		94,899		78,814
Trading portfolio liabilities		20,905		20,205
Financial liabilities designated at fair value		0		70
Derivative financial liabilities		3,631		5,051
Liabilities included in disposal groups classified as held for sale	[2]	0		397
Total liabilities		24,536		25,723
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total assets		411,165		479,136
Total liabilities		419,197		443,085
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		47,858		36,625
Financial assets designated at fair value		104,187		64,630
Derivative financial assets		228,549		332,819
Available for sale investments		30,571		36,551
Investment property		0		0
Non current assets classified as held for sale	[2]	0		8,511
Total assets		411,165		479,136
Trading portfolio liabilities		16,442		14,475
Financial liabilities designated at fair value		173,238		95,121
Derivative financial liabilities		229,517		328,265
Liabilities included in disposal groups classified as held for sale	[2]	0		5,224
Total liabilities		419,197		443,085
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		5,334		8,546
Total assets		15,598		27,020
Derivative financial liabilities		5,197		7,171
Total liabilities		5,681		14,219
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		1,977		2,065
Financial assets designated at fair value		7,747		9,947
Derivative financial assets		5,334		8,546
Available for sale investments		395		372
Investment property		116		81
Non current assets classified as held for sale	[2]	29		6,009
Total assets		15,598		27,020
Trading portfolio liabilities		4		7
Financial liabilities designated at fair value		480		840
Derivative financial liabilities		5,197		7,171
Liabilities included in disposal groups classified as held for sale	[2]	0		6,201
Total liabilities		£ 5,681		£ 14,219

[1]	Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.
[2]	Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.